Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Turnover	£ 34,099	£ 33,754	£ 30,821
Cost of sales	(11,704)	(11,863)	(10,241)
Gross profit	22,395	21,891	20,580
Selling, general and administration	(11,456)	(11,402)	(9,915)
Research and development	(5,098)	(4,568)	(3,893)
Royalty income	318	351	299
Other operating income/(expense)	1,624	689	(1,588)
Operating profit	7,783	6,961	5,483
Finance income	44	98	81
Finance expense	(892)	(912)	(798)
Profit on disposal of interest in associates	0	0	3
Share of after tax profits of associates and joint ventures	33	74	31
Profit before taxation	6,968	6,221	4,800
Taxation	(580)	(953)	(754)
Profit after taxation for the year	6,388	5,268	4,046
Profit attributable to non-controlling interests	639	623	423
Profit attributable to shareholders	5,749	4,645	3,623
Profit after taxation for the year	£ 6,388	£ 5,268	£ 4,046
Basic earnings per share (pence)	£ 1.155	£ 0.939	£ 0.737
Diluted earnings per share (pence)	£ 1.141	£ 0.926	£ 0.729